SCHEDULE OF RIGHT-OF-USE ASSETS, NET (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Right-of-use assets, beginning balance		$ 357,202
Additions	[1]		482,619
Amortization		(125,575)	(99,580)
Modification adjustment	[2]	(5,955)	(25,837)
Right-of-use assets, beginning balance		$ 225,672	$ 357,202

[1]	In June 2023, the Group entered into a lease agreement in Monaco which expires in January 2027. The lease has an annual break clause.
[2]	There were rent reviews in February 2024 and 2025 and modification adjustments were made to account for the change in monthly rent.